DEBENTURE LIABILITY	12 Months Ended
Dec. 31, 2018
Debenture Liability
DEBENTURE LIABILITY

Pursuant to the amalgamation with Tamaka on June 16, 2016, the Company assumed a liability in connection with three debentures (the “Debentures”) with an aggregate face value of $2,140 that had previously been issued by Tamaka in 2014 and 2015.

On June 30, 2017, the Company settled the debenture liability with total consideration of $3,302 through the issuance of 4,700,000 First Mining common shares, which were valued at $3,102 using the closing price as at June 30, 2017, and payment of $200 cash.